Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 8,394	$ 6,947
Receivable from government authorities		5
Income tax receivable and input tax credits	4,018	1,024
Current contract costs		1,627
Other current assets	5,647	10,437
Total	$ 18,059	$ 20,040